Remaining Unsatisfied Performance Obligations (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Contract revenue recognized description		we expect to recognize our backlog into revenue for partially or wholly unsatisfied obligations on long-term contracts of approximately $1,205.3 million in 2022, $632.4 million in 2023, $278.7 million in 2024, $85.0 million in 2025, and $17.1 million in 2026 and thereafter.
Southland Holding Llc [Member]
Contract revenue recognized description	we expect to recognize revenue on our backlog of $301.3 million for the remainder of 2022, $1,201.0 million during 2023, $552.4 million in 2024, $251.0 million in 2025, and $64.7 million in 2026 and thereafter.